Capital Stock - Schedule of Stock Option, SARs, Restricted Stock and Restricted Share Unit Activity (Details) shares in Millions	9 Months Ended
Dec. 31, 2024 $ / shares shares
Lions Gate Class A Voting Shares | Stock Options and SARs
Number of Shares
Outstanding, beginning balance (in shares)	2.4
Granted (in shares)	0.0
Options exercised or restricted stock or RSUs vested (in shares)	0.0
Forfeited or expired (in shares)	(0.1)
Outstanding, ending balance (in shares)	2.3
Weighted-Average Exercise Price
Outstanding, beginning balance (in USD per share) | $ / shares	$ 22.96
Granted, weighted average exercise price (in USD per share) | $ / shares	0
Options exercised or restricted stock or RSUs vested, weighted average exercise price (in USD per share) | $ / shares	0
Forfeited or expired, weighted average exercise price (in USD per share) | $ / shares	20.26
Outstanding, ending balance (in USD per share) | $ / shares	$ 23.1
Lions Gate Class A Voting Shares | Restricted Stock and Restricted Share Units (RSUs)
Number of Shares
Outstanding, beginning balance (in shares)	0.1
Granted (in shares)	0.1
Vested (in shares)	(0.1)
Forfeited or expired (in shares)	0.0
Outstanding, ending balance (in shares)	0.1
Weighted-Average Grant-Date Fair Value
Outstanding, weighted average grant-date fair value (in USD per share), beginning balance | $ / shares	$ 9.27
Granted, weighted average grant date fair value (in USD per share) | $ / shares	8.2
Options exercised or restricted stock or RSUs vested, weighted average grant-date fair value (in USD per share) | $ / shares	9.2
Forfeited or expired, weighted average grant-date fair value (in USD per share) | $ / shares	0
Outstanding, weighted average grant-date fair value (in USD per share), ending balance | $ / shares	$ 8.39
Lions Gate Class A Voting Shares | Restricted Stock and Restricted Share Units (RSUs) | Maximum
Number of Shares
Outstanding, beginning balance (in shares)	0.1
Outstanding, ending balance (in shares)
Lions Gate Class B Non-Voting Shares | Stock Options and SARs
Number of Shares
Outstanding, beginning balance (in shares)	17.1
Granted (in shares)	0.0
Options exercised or restricted stock or RSUs vested (in shares)	(0.1)
Forfeited or expired (in shares)	(2.2)
Outstanding, ending balance (in shares)	14.8
Weighted-Average Exercise Price
Outstanding, beginning balance (in USD per share) | $ / shares	$ 13.92
Granted, weighted average exercise price (in USD per share) | $ / shares	7.12
Options exercised or restricted stock or RSUs vested, weighted average exercise price (in USD per share) | $ / shares	5.5
Forfeited or expired, weighted average exercise price (in USD per share) | $ / shares	14.64
Outstanding, ending balance (in USD per share) | $ / shares	$ 13.86
Lions Gate Class B Non-Voting Shares | Restricted Stock and Restricted Share Units (RSUs)
Number of Shares
Outstanding, beginning balance (in shares)	9.8
Granted (in shares)	8.1
Vested (in shares)	(5.8)
Forfeited or expired (in shares)	(0.6)
Outstanding, ending balance (in shares)	11.5
Weighted-Average Grant-Date Fair Value
Outstanding, weighted average grant-date fair value (in USD per share), beginning balance | $ / shares	$ 8.93
Granted, weighted average grant date fair value (in USD per share) | $ / shares	7.98
Options exercised or restricted stock or RSUs vested, weighted average grant-date fair value (in USD per share) | $ / shares	8.79
Forfeited or expired, weighted average grant-date fair value (in USD per share) | $ / shares	8.52
Outstanding, weighted average grant-date fair value (in USD per share), ending balance | $ / shares	$ 8.2